Stock Options	6 Months Ended
Apr. 30, 2023
Stock Options [Abstract]
Stock Options
8.	Stock Options

On September 1, 2021, the Company implemented a stock option plan pursuant to which stock options may be granted to directors, officers, employees, and consultants of the Company. The Board of directors is authorized to grant the maximum number of common shares reserved for issuance in any 12-month period to anyone, optionee, other than a consultant may not exceed 5% of the issued and outstanding common shares at the date of the grant. The maximum number of common shares reserved for issuance in any 12-month period to any consultant may not exceed 2% of the issued and outstanding common shares at the date of the grant and the maximum number of common shares reserved for issuance in any 12-month period to all persons engaged in investor relations activities may not exceed 2% of the issued and outstanding number of common shares at the date of the grant.

The following table summarizes the changes in the Company’s stock options for the periods ended April 30, 2023 and October 31, 2022:

	Number of options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)

Outstanding, October 31, 2021	111,889	C$	20.67	$15.18

Granted	86,333		20.68	15.19

Cancelled	(40,556)		21.56	15.84

Outstanding, October 31, 2022 and April 30, 2023	157,666	C$	20.45	$15.06

Exercisable, April 30, 2023	82,389	C$	20.33	$14.97

Additional information regarding stock options outstanding as of April 30, 2023, is as follows:

Outstanding					Exercisable
Number of stock options	Weighted average remaining contractual life (years)	Weighted average exercise price (C$)		Weighted average exercise price (USD$)	Number of stock options	Weighted average exercise price (C$)		Weighted average exercise price (USD$)

16,000	3.07	C$	5.55	$4.09	9,333	C$	5.55	$4.09
29,333	8.76		16.80	12.37	16,278		16.80	12.37
12,667	8.61		20.40	15.02	12,667		20.40	15.02
35,000	3.07		22.50	16.57	21,666		22.50	16.57
6,000	6.00		23.40	17.23	3,250		23.40	17.23
31,333	8.76		24.00	17.68	13,056		24.00	17.68
4,000	3.39		24.90	18.34	4,000		24.90	18.34
20,000	3.18		25.20	18.56	11,667		25.20	18.56
3,333	8.61		30.00	22.09	1,666		30.00	22.09

157,666	5.96	C$	20.45	15.06	93,583	C$	20.35	14.99

The fair value for stock options previously granted to certain consultants for ongoing services measured during the period have been estimated using the Black-Scholes option pricing model assuming no expected dividends or forfeitures and the following weighted average assumptions:

	2023	2022

Risk-free interest rate	3.89%	2.32%
Expected life (in years)	5.13	7.49
Expected volatility	113%-118%	93%-94%

The portion of the total fair value of stock options expensed during the six months ended April 30, 2023, was $121,935 (2022 - $424,107) which was recorded as share-based payment reserve and charged to operations. The weighted average fair value of stock options granted during the six months ended April 30, 2023 was CAD$0.33 per share (weighted average fair value of stock options granted during the six months ended April 30, 2022 was CAD$0.38).